UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number__811-07851

Franklin Templeton Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: _2/28/14

Item 1. Schedule of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, February 28, 2014 (unaudited)
Franklin Templeton Multi-Asset Real Return Fund	Shares/Units			Value
Investments in Underlying Funds and Exchange Traded Funds 84.3%
Alternative Strategies 18.4%
[a]Franklin K2 Alternative Strategies Fund, Class R6	95,057			$1,019,686
[a,b]Franklin Pelagos Commodities Strategy Fund, Class R6	266,157			2,517,844
[a,b]Franklin Pelagos Managed Futures Strategy Fund	49,872			405,457
				3,942,987
Domestic Equity 13.1%
[a,b]Franklin DynaTech Fund, Class R6	7,287			350,421
[a,b]Franklin Growth Opportunities Fund, Class R6	9,828			318,430
[a]Franklin MicroCap Value Fund, Class R6	19,425			771,770
[a]Franklin Natural Resources Fund, Class R6	8,343			332,121
[a]Franklin Rising Dividends Fund, Class R6	3,841			186,804
[a,b]Franklin Small Cap Growth Fund, Class R6	15,909			324,394
[a]Franklin Utilities Fund, Class R6	18,266			290,791
[a]Mutual Shares Fund, Class R6	8,143			232,738
				2,807,469
Domestic Fixed Income 24.5%
[a]Franklin Adjustable U.S. Government Securities Fund, Class R6	38,046			331,758
[a]Franklin Floating Rate Daily Access Fund, Class R6	147,264			1,356,299
[a]Franklin High Income Fund, Class R6	480,274			1,032,589
[a]Franklin Low Duration Total Return Fund, Class R6	96,148			976,861
[a]Franklin Strategic Income Fund, Class R6	107,769			1,136,964
[a]Franklin U.S. Government Securities Fund, Class R6	66,116			433,057
				5,267,528
Foreign Equity 20.9%
[a]Franklin Global Real Estate Fund, Class R6	56,341			453,544
[a]Franklin International Small Cap Growth Fund, Class R6	58,784			1,360,853
[a]Templeton Foreign Fund, Class R6	91,895			760,889
[a]Templeton Frontier Markets Fund, Class R6	65,108			1,173,898
Vanguard FTSE Europe, ETF	6,200			373,426
WisdomTree Japan Hedged Equity Fund, ETF (Japan)	7,500			357,825
				4,480,435
Foreign Fixed Income 7.4%
[a]Franklin Templeton Emerging Market Debt Opportunities Fund	30,818			356,253
[a]Templeton Global Total Return Fund, Class R6	92,279			1,225,467
				1,581,720
Total Investments in Underlying Funds and Exchange Traded Funds (Cost $17,216,220)				18,080,139
	Principal Amount*
Foreign Government and Agency Securities (Cost $ 95,495) 0.4%
[c]Mexican Udibonos, Index Linked, 5.00%, 6/16/16	11,284	[d]	MXN	92,694
U.S. Government and Agency Securities 8.8%
[c]U.S. Treasury Bond, Index Linked,
0.125%, 4/15/17	247,280			256,853
0.375%, 7/15/23	75,107			75,145
2.125%, 2/15/41	106,420			127,413
0.75%, 2/15/42	51,569			44,754
[c]U.S. Treasury Note, Index Linked,
1.25%, 4/15/14	277,502			279,247
1.625%, 1/15/15	152,563			157,295
0.125%, 4/15/16	301,963			312,425
2.50%, 7/15/16	115,399			127,182
2.375%, 1/15/17	144,454			159,943
0.125%, 4/15/18	20,163			20,891
1.125%, 1/15/21	106,536			114,809
0.625%, 7/15/21	206,803			216,028
Total U.S. Government and Agency Securities (Cost $1,916,985)				1,891,985

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Templeton Fund Allocator Series

Statement of Investments, February 28, 2014 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $19,228,700)		20,064,818
	Shares

Short Term Investments (Cost $1,423,352) 6.6%
Money Market Funds 6.6%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	1,423,352	1,423,352
Total Investments (Cost $20,652,052) 100.1%		21,488,170
Other Assets, less Liabilities (0.1)%		(28,709)
Net Assets 100.0%		$21,459,461

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a See Note 4 regarding investments in Underlying Funds.
b Non-income producing.
c Principal amount of security is adjusted for inflation.
d Principal amount is stated in 100 Unidad de Inversion Units.

ABBREVIATIONS

Currency

MXN - Mexican Peso

Selected Portfolio

ETF - Exchange Traded Fund

Franklin Templeton Fund Allocator Series

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of fourteen funds (Funds). The FranklinTempleton Multi-Asset Real Return Fund (Fund) is included in this report. The Fund invests primarily in Franklin Templeton mutual funds (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At February 28, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$20,732,913
Unrealized appreciation	$1,063,837
Unrealized depreciation	(308,580)
Net unrealized appreciation (depreciation)	$755,257

4. INVESTMENTS IN UNDERLYING FUNDS

The Fund, which is managed by Franklin Advisers, Inc. (Advisers), invests primarily in the Underlying Funds which are managed by Advisers or its affiliates. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the nine months ended February 28, 2014, were as follows:

									% of Underlying Fund
	Number of Shares				Number of Shares	Value at				Shares Outstanding
	Held at Beginning		Gross	Gross	Held at End of	End of		Investment	Realized Capital			Held at End of
Underlying Funds	of Period		Additions Reductions		Period	Period		Income	Gain (Loss)			Period
Franklin Adjustable U.S. Government Securities Fund, Class R6	44,757		24,711	31,422	38,046	$331,758		$5,302	$(2,461)			0.02%
Franklin DynaTech Fund, Class R6	5,629		3,903	2,245	7,287	350,421		-	17,049	a		0.02%
Franklin Floating Rate Daily Access Fund, Class R6	99,166		48,098	-	147,264	1,356,299		36,717	-			0.02%
Franklin Global Real Estate Fund, Class R6	47,333		9,008	-	56,341	453,544		7,359	-			0.30%
Franklin Gold and Precious Metals Fund, Class R6	3,538		-	3,538	-	-	b	-	(44,006)			-
Franklin Grow th Opportunities Fund, Class R6	12,944		5,441	8,557	9,828	318,430		-	43,863	a		0.03%
Franklin High Income Fund, Class R6	138,115		342,159	-	480,274	1,032,589		27,335	-			0.02%
Franklin International Small Cap Grow th Fund, Class R6	51,114		19,216	11,546	58,784	1,360,853		11,243	31,540	a		0.07%
Franklin K2 Alternative Strategies Fund, Class R6	-		95,057	-	95,057	1,019,686		-	-			0.30%
Franklin Low Duration Total Return Fund, Class R6	44,845		51,303	-	96,148	976,861		18,061	-			0.05%
Franklin MicroCap Value Fund, Class R6	11,721		9,702	1,998	19,425	771,770		3,222	46,903	a		0.14%
Franklin Natural Resources Fund, Class R6	6,078		2,265	-	8,343	332,121		1,313	-			0.04%
Franklin Pelagos Commodities Strategy Fund, Class R6	185,857	c	80,300	-	266,157	2,517,844		-	-			3.73%
Franklin Pelagos Managed Futures Strategy Fund	49,872		-	-	49,872	405,457		-	-			3.44%
Franklin Rising Dividends Fund, Class R6	9,504		340	6,003	3,841	186,804		3,423	33,892			- d
Franklin Small Cap Grow th Fund, Class R6	-		27,544	11,635	15,909	324,394		-	24,744	a		0.02%
Franklin Strategic Income Fund, Class R6	82,181		25,588	-	107,769	1,136,964		35,979	9,236	a		0.01%
Franklin Templeton Emerging Market Debt Opportunities Fund	69,602		13,803	52,587	30,818	356,253		31,063	(33,148)	a		0.06%
Franklin U.S. Government Securities Fund, Class R6	92,912		3,443	30,239	66,116	433,057		12,404	(8,825)			0.01%
Franklin Utilities Fund, Class R6	29,145		1,245	12,124	18,266	290,791		9,654	3,867	a		0.01%
Institutional Fiduciary Trust Money Market Portfolio	1,199,161		6,848,609	6,624,418	1,423,352	1,423,352		-	-			0.01%
Mutual Shares Fund, Class R6	23,361		999	16,217	8,143	232,738		7,674	45,598			- d
Templeton China World Fund, Class R6	3,902		-	3,902	-	-	b	-	(12,037)			-
Templeton Developing Markets Trust, Class R6	9,399		3,372	12,771	-	-	b	5,082	(4,787		) [a]	-
Templeton Foreign Fund, Class R6	14,188		96,623	18,916	91,895	760,889		11,196	11,233	a		0.01%
Templeton Frontier Markets Fund, Class R6	50,203		14,905	-	65,108	1,173,898		23,419	9,089	a		0.08%
Templeton Global Total Return Fund, Class R6	113,273		20,325	41,319	92,279	1,225,467		53,711	(22,174)			0.01%
Total						$18,772,240		$304,157	$149,576

aIncludes realized gain distributions received.
bAs of February 28, 2014, no longer held by the fund.
cEffective January 10, 2014, the Underlying Fund's shares w ere exchanged to Class R6.
dRounds to less than 0.01%.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Investments in Underlying Funds and
Exchange Traded Funds[a]	$17,674,682	$405,457	$	- $	18,080,139
Foreign Government and Agency Securities	-	92,694		-	92,694
U.S. Government and Agency Securities	-	1,891,985		-	1,891,985
Short Term Investments	1,423,352	-		-	1,423,352
Total Investments in Securities	$19,098,034	$2,390,136	$	- $	21,488,170

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

During the period ended February 28, 2014, the Fund recorded significant transfers of assets between Level 1 and Level 2 within the fair value hierarchy due to the availability of a quoted price in an active market, as follows:

Transfer During the
Period From
Level 2 to Level 1
Assets:
Investments in Securities
Investments in Underlying Funds and
Exchange Traded Funds:	$2,517,844

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By  /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 25, 2014

By  /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 25, 2014